UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Management Company, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated:  February 14, 2001



Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $398,117
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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                                                  FORM 13F INFORMATION TABLE



                                                        Value     Shares/   Sh/   Put/  Invstmt   Other     Voting Authority
    Name of Issuer     Title of Class      CUSIP      (x$1000)    PrnAmt    Prn   Call  Discretn  Managers   Sole  Shared None

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3-DIMENSIONAL PHRMCEUTICAL   COM         88554W104      38,047   2,568,595   SH           SOLE             2,568,595
ACTIVE POWER INC             COM         00504W100      47,320   2,157,038   SH           SOLE             2,157,038
AIRSPAN NETWORKS INC         COM         00950H102       5,286   1,510,253   SH           SOLE             1,510,253
AVANT IMMUNOTHERAPEUTCS INC  COM         053491106       6,187     899,954   SH           SOLE               899,954
BELLWETHER EXPL CO           COM         079895207      11,506   1,353,690   SH           SOLE             1,353,690
BIOTRANSPLANT INC            COM         09066Y107       5,694     819,351   SH           SOLE               819,351
BROADBASE SOFTWARE           COM         11130R100         567      90,739   SH           SOLE                90,739
CAPSTONE TURBINE CORP        COM         14067D102     159,040   5,680,007   SH           SOLE             5,680,007
COMMERCE ONE, INC            COM         200693109      25,266     998,166   SH           SOLE               998,166
CYBERONICS, INC.             COM         23251P102      15,528     976,097   SH           SOLE               976,097
DENDREON CORP                COM         24823Q107       3,810     254,010   SH           SOLE               254,010
DIACRIN INC.                 COM         25243N103       8,474   1,694,867   SH           SOLE             1,694,867
DIVERSA CORPORATION          COM         255064107      29,425   1,640,438   SH           SOLE             1,640,438
DYAX                         COM         26746E103      13,617     642,202   SH           SOLE               642,202
E MACHINES INC               COM         29076P102         294     783,195   SH           SOLE               783,195
ENHERENT CORP.               COM         293313102       1,034   1,103,380   SH           SOLE             1,103,380
GENZYME CORP - MOLECULAR     COM         372917500       1,059     115,360   SH           SOLE               115,360
HUMAN GENOME SCIENCES INC    COM         444903108       6,784      97,874   SH           SOLE                97,874
IVILLAGE INC                 COM         46588H105       1,771   1,666,905   SH           SOLE             1,666,905
MAGAININ PHARMCEUTCLS INC    COM         559036108         581     261,890   SH           SOLE               261,890
MEMBERWORKS INC              COM         586002107       2,659     125,149   SH           SOLE               125,149
MUSICMAKER COM INC           COM         62757C207         520     166,315   SH           SOLE               166,315
NET PERCEPTIONS INC          COM         64107U101          32      15,057   SH           SOLE                15,057
ONE SOURCE INFO SVCS INC     COM         68272J106         438      56,500   SH           SOLE                56,500
RADISYS CORP                 COM         750459959         895       1,885         PUT    SOLE                 1,885
SILICON LABORATORIES INC     COM         826919102       1,816     128,582   SH           SOLE               128,582
TEXAS INSTRUMENTS INC PUTS   COM         882508954         375       1,000         PUT    SOLE                 1,000
VERSICOR INC                 COM         925314106       5,301     614,555   SH           SOLE               614,555
VIANT CORP                   COM         92553N107          84      21,283   SH           SOLE                21,283
VIROPHARMA INC               COM         928241108       2,138     187,254   SH           SOLE               187,254
VISTA INFORMATION SOLUTIONS  COM         928365204         474     643,630   SH           SOLE               643,630
WEBMD CORP                   COM         94769M105       2,092     263,500   SH           SOLE               263,500





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